Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Percentage of ordinary taxable income to be distributed for real estate investment trust qualification	90.00%
Percentage of taxable income to be distributed for federal income tax exemption	100.00%
Tax expense (benefit)	$ 1.6	$ 0.3	$ (1.1)
U.S. federal NOLs	7.4
U.S. state NOLs	7.9
Net deferred tax assets	6.7	1.8
U.S. federal and state NOLs, expiration date	2020 through 2030
Valuation allowance	$ 6.8	$ 0.3